Profit/(loss) from divestment of ZIM	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Profit/(loss) from divestment of ZIM
Note 5 – Profit/(loss) from divestment of ZIM

Set forth below are the results attributable to the divestment of ZIM:

	For the year ended
	December 31
	2025	2024	2023
	$ Thousands	$ Thousands	$ Thousands
Loss on dilution	-	(8)	(860)
Gain on sale of ZIM shares	-	474,581	-
Impairment of ZIM investment	-	-	-
Dividend income	-	5,714	-
Share in profit/(losses) of ZIM	-	101,028	(266,046)
Profit/(loss) from divestment of ZIM	-	581,315	(266,906)

In 2024, Kenon sold all of its remaining interest in ZIM shares for total consideration of approximately $525 million. As a result of the sale, Kenon recognized a gain on sale of approximately $475 million in its consolidated financial statements and ZIM ceased to be an associate of the Group. The net impact on profit/(loss) are reflected as part of results from divestment of ZIM for the year under IFRS 5 (Discontinued Operations).